Label	Element	Value
AllianzGI Global Fundamental Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 28, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Institutional Class, Class R6, Class P and

Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018

Disclosure Relating to AllianzGI Global Fundamental Strategy Fund

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global Fundamental Strategy
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information within the Fund Summary relating to the AllianzGI Global Fundamental Strategy Fund, in the subsection entitled “Performance Information – Highest and Lowest Quarter Returns” is hereby deleted and replaced with the following:

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest 07/01/2017–09/30/2017	3.69%
Lowest 07/01/2015–09/30/2015	-3.73%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.73%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this Supplement for future reference.